Restricted cash and escrow receivables (Tables)	12 Months Ended
Mar. 31, 2024
Restricted Cash and Investments [Abstract]
Schedule of restricted cash and escrow receivables

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
Buyer protection fund deposits from merchants on the marketplaces (i)	32,962	30,924
Others	3,462	7,375
	36,424	38,299

(i)
The amount represents buyer protection fund deposits received from merchants on the Company’s marketplaces, which are restricted for the purpose of compensating buyers for claims against merchants. A corresponding liability is recorded in other deposits and advances received under accrued expenses, accounts payable and other liabilities (Note 19) on the consolidated balance sheets.